Goodwill (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Goodwill
Schedule of change in carrying amount of goodwill

Goodwill — January 1, 2022	$183,836
Impairment	—
Dispositions	—
Goodwill — December 31, 2022 and March 31, 2023	$183,836

Goodwill — January 1, 2021	$3,132,491
Dispositions	(2,948,655)
Goodwill — December 31, 2021 and 2022	$183,836